Loans Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short Term Loans

Short-term loans as of December 31, 2017 and 2018 amounted to RMB1.2 billion and RMB3.0 billion (US$443 million), respectively, which consisted of RMB denominated borrowings from financial institutions in the PRC and were repayable within one year.

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Secured short-term loans borrowed by iQIYI (i)	299	3,046	443
Unsecured short-term loans borrowed by financial service business (ii)	945	—	—

	1,244	3,046	443

(i)

The repayment of all short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB575 million (US$84 million) as of December 31, 2018 or collateralized by restricted cash balances totaling RMB2.2 billion (US$316 million) as of December 31, 2018.

(ii)	The loan balance was derecognized from the consolidated balance sheet upon disposal of the financial services business (Note 4).